Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.K. provision at statutory rate	19.00%	19.00%	19.00%
Valuation allowance	$ 207,657	$ 19,059
Net operating loss carry forward	298,000
Uncertain income tax	0	$ 0
Net overseas operating loss carry forward	$ 75,700